Convertible Debt – Related Party (Details) - Schedule of Convertible Debt - Related Party - 2019 and 2020 Convertible Loans [Member]	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Convertible Debt [Line Items]
Balance, December 31, 2023	$ 33,118
Effects of currency translation	(978)
Balance, June 30, 2024	$ 32,140